Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Fair value measurement

NOTE 21: FAIR VALUE MEASUREMENT

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Intercompany receivable loan from parent (related party): The carrying amount of the intercompany receivable loan from parent (related party) approximates its fair value, excluding the effect of any deferred finance income.

Interest-bearing loans and borrowings: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate loans continues to approximate their fair value, excluding the effect of any deferred finance costs. The 2025 Notes, the loan for the acquisition of Hidronave S.A. and the seller’s credit for the construction of six liquid barges are fixed rate borrowings and their fair value was determined based on quoted market prices.

Net investment in the lease: The carrying amount of the net investment in the lease approximates its fair value.

Notes Payable: The Notes Payable are floating rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$74,870	$74,870	$45,605	$45,605
Net investment in the lease	$300	$300	$471	$471
Intercompany receivable loan from parent (related party)	$69,833	$69,833	$68,966	$68,966
2025 Notes	$(480,586)	$(542,380)	$—	$—
2022 Notes	$—	$—	$(371,677)	$(368,306)
Term Loan B Facility	$—	$—	$(95,944)	$(97,510)
Notes payable, including current portion	$(17,842)	$(17,842)	$(22,469)	$(22,469)
Other long-term indebtness, including current portion	$(42,163)	$(42,163)	$(24,839)	$(24,839)

Fair value measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$74,870	$74,870	$—	$—
Net investment in the lease	$300	$300	$—	$—
Intercompany receivable loan from parent (related party), net	$69,833	$—	$69,833	$—
2025 Notes	$(542,380)	$(542,380)	$—	$—
Notes payable, including current portion(1)	$(17,842)	$—	$(17,842)	$—
Other long-term indebtness, including current portion (1)	$(42,163)	$—	$(42,163)	$—

	Fair Value Measurements at December 31, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$45,605	$45,605	$—	$—
Net investment in the lease	$471	$471	$—	$—
Intercompany receivable loan from parent (related party), net	$68,966	$—	$68,966	$—
2022 Notes	$(368,306)	$(368,306)	$—	$—
Term Loan B Facility	$(97,510)	$—	$(97,510)	$—
Notes payable, including current portion(1)	$(22,469)	$—	$(22,469)	$—
Other long-term indebtness, including current portion (1)	$(24,839)	$—	$(24,839)	$—

  The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.

Fair value of collaterals under intercompany receivable loan from parent (related party):

The fair value of the collaterals under intercompany receivable loan from parent (related party) was determined based on quoted market prices for Navios Holding 2020 notes (Level I under fair value hierachy) and third parties valuation reports (Level II under fair value hierachy) resulting in a total amount of $99,854 as of December 31, 2020.

There were no changes in valuation techniques during the year. For the years ended December 31, 2020 and 2019, there were no transfers between levels.